SCHEDULE OF LOSS FROM CONTINUING OPERATIONS, BEFORE TAXES ON INCOME (Details) - Ayala Pharmaceuticals Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net loss before tax	$ (39,478)	$ (29,721)
UNITED STATES
Net loss before tax	(39,018)	(29,698)
ISRAEL
Net loss before tax	$ (460)	$ (23)